Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Long Duration Government Opportunities Fund
Entity Central Index Key	0000730044
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000006467
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class A
Trading Symbol	USGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[1]
AssetsNet	$ 207,354,228
Holdings Count | Holding	170
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$207,354,228
# of Portfolio Holdings	170
Portfolio Turnover Rate	133%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	-26.5%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.3%
AA	120.3%
AAA	1.6%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
U.S. Agency Securities	2.7%
Mortgages - Other	4.4%
Agency Fixed Rate Mortgages	18.2%
Collateralized Mortgage Obligations - Agency Collateral Series	74.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155939
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class C
Trading Symbol	MSGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.73%	[2]
AssetsNet	$ 207,354,228
Holdings Count | Holding	170
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$207,354,228
# of Portfolio Holdings	170
Portfolio Turnover Rate	133%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	-26.5%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.3%
AA	120.3%
AAA	1.6%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
U.S. Agency Securities	2.7%
Mortgages - Other	4.4%
Agency Fixed Rate Mortgages	18.2%
Collateralized Mortgage Obligations - Agency Collateral Series	74.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006470
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class I
Trading Symbol	USGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[3]
AssetsNet	$ 207,354,228
Holdings Count | Holding	170
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$207,354,228
# of Portfolio Holdings	170
Portfolio Turnover Rate	133%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	-26.5%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.3%
AA	120.3%
AAA	1.6%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
U.S. Agency Securities	2.7%
Mortgages - Other	4.4%
Agency Fixed Rate Mortgages	18.2%
Collateralized Mortgage Obligations - Agency Collateral Series	74.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006469
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class L
Trading Symbol	USGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$61	1.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%	[4]
AssetsNet	$ 207,354,228
Holdings Count | Holding	170
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$207,354,228
# of Portfolio Holdings	170
Portfolio Turnover Rate	133%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	-26.5%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.3%
AA	120.3%
AAA	1.6%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
U.S. Agency Securities	2.7%
Mortgages - Other	4.4%
Agency Fixed Rate Mortgages	18.2%
Collateralized Mortgage Obligations - Agency Collateral Series	74.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized